Recently Issued Accounting Pronouncements - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended
	Mar. 31, 2011 Accumulated Deficit	Mar. 31, 2010 Accumulated Deficit	May 07, 2009 Shinko Securities Company Limited	Mar. 31, 2010 Shinko Securities Company Limited	Mar. 31, 2011 FAS 167 Additional Paid-in Capital	Mar. 31, 2011 FAS 167 Accumulated Deficit	Mar. 31, 2011 FAS 167 Accumulated Other Comprehensive Income	Mar. 31, 2010 Business Combination Shinko Securities Company Limited	Mar. 31, 2010 ASC 320
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total pre-tax gain on the business combination								¥ 106,674
Pre-tax gain on the bargain purchase			106,310	106,310
Pre-tax gain due to remeasuring to fair value of the voting equity interests in Shinko held before the business combination				364
Adoption of FASB accounting change, effect on accumulated deficit	¥ 1,382	¥ 99,910			¥ 334	¥ 1,382	¥ (6,273)		¥ (99,910)